Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Aggregate liquidation preference, value	$ 0	$ 0	$ 149,758,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	183,983,000
Common stock, shares issued	34,022,000	34,017,000	1,444,000
Common stock, shares outstanding	34,022,000	34,017,000	1,444,000
Series A-1, A-2 and B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	156,416,000
Preferred stock, shares issued	0	0	142,398,000
Preferred stock, shares outstanding	0	0	142,398,000